GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.96%
36,483	AdvanSix Inc(a)	$ 348,048
33,387	American Vanguard Corp	482,776
40,092	Balchem Corp	3,957,882
55,963	Century Aluminum Co(a)	202,586
20,918	Clearwater Paper Corp(a)	456,222
497,481	Cleveland-Cliffs Inc(b)	1,965,050
97,447	Ferro Corp(a)	912,104
65,032	GCP Applied Technologies Inc(a)	1,157,570
12,488	Hawkins Inc	444,573
63,825	HB Fuller Co	1,782,632
30,530	Innospec Inc	2,121,530
20,140	Kaiser Aluminum Corp	1,395,299
24,007	Koppers Holdings Inc(a)	296,967
38,005	Kraton Corp(a)	307,840
177,090	Livent Corp(a)	929,722
47,716	Mercer International Inc	345,464
20,398	Neenah Inc	879,766
51,920	PH Glatfelter Co	634,462
16,132	Quaker Chemical Corp(b)	2,037,149
58,893	Rayonier Advanced Materials Inc	62,427
23,177	Rogers Corp(a)	2,188,372
37,481	Schweitzer-Mauduit International Inc	1,042,721
24,962	Stepan Co	2,208,138
		26,159,300
Communications — 5.01%
125,217	8x8 Inc(a)	1,735,508
56,941	ADTRAN Inc	437,307
13,356	ATN International Inc	784,131
37,923	CalAmp Corp(a)	170,653
62,233	Cincinnati Bell Inc(a)	911,091
51,946	Cogent Communications Holdings Inc	4,258,013
95,635	Consolidated Communications Holdings Inc	435,139
16,385	ePlus Inc(a)	1,026,029
71,141	EW Scripps Co Class A	536,403
139,503	Extreme Networks Inc(a)	431,064
141,141	Gannett Co Inc(b)	208,889
110,887	Harmonic Inc(a)	638,709
32,282	HealthStream Inc(a)	773,154
120,902	Iridium Communications Inc(a)	2,699,742
29,652	Liquidity Services Inc(a)	115,050
37,382	NETGEAR Inc(a)	853,805
83,701	NIC Inc	1,925,123
39,560	Perficient Inc(a)	1,071,680
37,958	Plantronics Inc(b)	381,857
53,813	QuinStreet Inc(a)	433,195
37,749	Scholastic Corp	962,222
58,408	Shenandoah Telecommunications Co	2,876,594
23,227	Shutterstock Inc	746,980
20,956	Spok Holdings Inc	224,020
20,215	Stamps.com Inc(a)	2,629,567
Shares		Fair Value
Communications — (continued)
29,229	TechTarget Inc(a)	$ 602,410
286,385	Viavi Solutions Inc(a)	3,210,376
285,474	Vonage Holdings Corp(a)	2,063,977
		33,142,688
Consumer, Cyclical — 11.82%
76,610	Abercrombie & Fitch Co Class A(b)	696,385
16,055	Allegiant Travel Co	1,313,299
140,938	American Axle & Manufacturing Holdings Inc(a)	508,786
8,114	America's Car-Mart Inc(a)	457,224
37,522	Anixter International Inc(a)	3,297,058
24,564	Asbury Automotive Group Inc(a)	1,356,670
41,761	Barnes & Noble Education Inc(a)	56,795
49,052	Big Lots Inc	697,519
22,095	BJ's Restaurants Inc	306,900
108,867	Bloomin' Brands Inc	777,310
36,705	Boot Barn Holdings Inc(a)	474,596
36,525	Buckle Inc(b)	500,758
47,122	Caleres Inc	245,034
114,162	Callaway Golf Co	1,166,736
28,151	Cato Corp Class A	300,371
10,825	Cavco Industries Inc(a)	1,568,975
34,502	Century Communities Inc(a)	500,624
156,226	Chico's FAS Inc	201,532
18,088	Children's Place Inc(b)	353,801
19,002	Chuy's Holdings Inc(a)	191,350
22,038	Conn's Inc(a)(b)	92,119
60,579	Cooper Tire & Rubber Co	987,438
19,639	Cooper-Standard Holdings Inc(a)	201,692
57,285	Core-Mark Holding Co Inc	1,636,632
83,229	Crocs Inc(a)	1,414,061
43,430	Daktronics Inc(b)	214,110
35,320	Dave & Buster's Entertainment Inc(b)	461,986
71,242	Designer Brands Inc Class A	354,785
21,589	Dine Brands Global Inc	619,172
36,359	Dorman Products Inc(a)	2,009,562
24,259	El Pollo Loco Holdings Inc(a)	204,989
29,386	Ethan Allen Interiors Inc	300,325
76,447	Express Inc(a)	113,906
26,834	Fiesta Restaurant Group Inc(a)	108,141
54,960	Fossil Group Inc(a)(b)	180,818
21,276	Foundation Building Materials Inc(a)	218,930
48,013	Fox Factory Holding Corp(a)	2,016,546
50,517	G-III Apparel Group Ltd(a)	388,981
78,013	GameStop Corp Class A(b)	273,045
88,567	Garrett Motion Inc(a)	253,302
16,344	Genesco Inc(a)	218,029
41,442	Gentherm Inc(a)	1,301,279
52,366	GMS Inc(a)	823,717
21,420	Group 1 Automotive Inc	948,049

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
46,865	Guess? Inc	$ 317,276
20,401	Haverty Furniture Cos Inc	242,568
58,193	Hawaiian Holdings Inc	607,535
23,634	Hibbett Sports Inc(a)	258,438
25,509	Installed Building Products Inc(a)	1,017,044
75,776	Interface Inc	572,867
35,523	iRobot Corp(a)(b)	1,452,891
346,526	JC Penney Co Inc(a)(b)	124,749
58,746	Kontoor Brands Inc	1,126,161
56,107	La-Z-Boy Inc	1,152,999
31,214	LCI Industries	2,086,032
27,889	LGI Homes Inc(a)	1,259,188
28,222	Lithia Motors Inc Class A	2,308,277
33,120	Lumber Liquidators Holdings Inc(a)(b)	155,333
36,290	M/I Homes Inc(a)	599,874
26,664	Marcus Corp	328,500
23,902	MarineMax Inc(a)	249,059
63,310	MDC Holdings Inc	1,468,792
45,382	Meritage Homes Corp(a)	1,656,897
89,350	Meritor Inc(a)	1,183,887
44,783	Methode Electronics Inc	1,183,615
92,427	Michaels Cos Inc(a)	149,732
53,317	Mobile Mini Inc	1,398,505
13,432	Monarch Casino & Resort Inc(a)	377,036
22,206	Motorcar Parts of America Inc(a)(b)	279,351
18,886	Movado Group Inc	223,232
657,558	Office Depot Inc	1,078,395
21,315	Oxford Industries Inc	772,882
13,859	PC Connection Inc	571,129
25,874	PetMed Express Inc(b)	744,654
28,020	PriceSmart Inc	1,472,451
15,041	Red Robin Gourmet Burgers Inc(a)(b)	128,149
28,285	Regis Corp(a)	167,164
32,379	Ruth's Hospitality Group Inc	216,292
30,027	ScanSource Inc(a)	642,277
39,063	Shake Shack Inc Class A(a)(b)	1,474,238
10,846	Shoe Carnival Inc(b)	225,271
68,857	Signet Jewelers Ltd	444,128
63,566	SkyWest Inc	1,664,794
35,017	Sleep Number Corp(a)	670,926
28,261	Sonic Automotive Inc Class A	375,306
40,523	St Joe Co(a)(b)	679,976
24,591	Standard Motor Products Inc	1,022,248
96,424	Steven Madden Ltd	2,239,930
58,240	Tailored Brands Inc(b)	101,338
57,484	Titan International Inc	89,100
56,233	Tupperware Brands Corp	91,097
19,697	Unifi Inc(a)	227,500
19,070	UniFirst Corp	2,881,286
17,468	Universal Electronics Inc(a)	670,247
26,655	Vera Bradley Inc(a)	109,819
15,847	Veritiv Corp(a)	124,557
71,217	Vista Outdoor Inc(a)	626,710
62,393	Wabash National Corp	450,477
Shares		Fair Value
Consumer, Cyclical — (continued)
36,706	Wingstop Inc	$ 2,925,468
40,649	Winnebago Industries Inc	1,130,449
101,568	Wolverine World Wide Inc	1,543,834
25,852	Zumiez Inc(a)	447,757
		78,103,024
Consumer, Non-Cyclical — 19.24%
83,015	ABM Industries Inc	2,022,245
45,516	Acorda Therapeutics Inc(a)(b)	42,448
16,330	Addus HomeCare Corp(a)	1,103,908
110,000	Akorn Inc(a)	61,732
38,087	AMAG Pharmaceuticals Inc(a)(b)	235,378
18,735	American Public Education Inc(a)	448,329
58,216	AMN Healthcare Services Inc(a)	3,365,467
41,668	Amphastar Pharmaceuticals Inc(a)	618,353
39,790	Andersons Inc	746,063
47,135	AngioDynamics Inc(a)	491,618
11,693	ANI Pharmaceuticals Inc(a)	476,373
17,527	Anika Therapeutics Inc(a)	506,706
90,958	Arlo Technologies Inc(a)	221,028
80,714	B&G Foods Inc(b)	1,460,116
42,881	BioTelemetry Inc(a)	1,651,347
19,763	Calavo Growers Inc	1,140,127
38,025	Cal-Maine Foods Inc	1,672,339
44,359	Cardiovascular Systems Inc(a)	1,561,880
43,829	Cardtronics PLC Class A(a)	916,903
12,014	Central Garden & Pet Co(a)	330,385
50,886	Central Garden & Pet Co Class A(a)	1,301,155
29,443	Chefs' Warehouse Inc(a)	296,491
5,890	Coca-Cola Consolidated Inc	1,228,242
137,249	Community Health Systems Inc(a)	458,412
35,683	CONMED Corp	2,043,565
129,534	Corcept Therapeutics Inc(a)	1,540,159
11,092	CorVel Corp(a)	604,625
118,757	Covetrus Inc(a)	966,682
42,566	Cross Country Healthcare Inc(a)	286,895
45,819	CryoLife Inc(a)	775,257
16,110	Cutera Inc(a)	210,397
74,328	Cytokinetics Inc(a)(b)	876,327
12,470	Eagle Pharmaceuticals Inc(a)	573,620
54,688	Emergent BioSolutions Inc(a)	3,164,248
19,384	Enanta Pharmaceuticals Inc(a)	996,919
249,503	Endo International PLC(a)	923,161
62,504	Ensign Group Inc	2,350,775
75,077	EVERTEC Inc	1,706,500
11,856	Forrester Research Inc(a)	346,551
38,239	Fresh Del Monte Produce Inc	1,055,779
49,111	Glaukos Corp(a)(b)	1,515,565
57,322	Green Dot Corp Class A(a)	1,455,406
45,333	Hanger Inc(a)	706,288
97,324	Harsco Corp(a)	678,348

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
24,853	Heidrick & Struggles International Inc	$ 559,192
8,714	Heska Corp(a)	481,884
109,796	HMS Holdings Corp(a)	2,774,545
84,275	Innoviva Inc(a)	991,074
22,030	Inogen Inc(a)	1,138,070
40,728	Integer Holdings Corp(a)	2,560,162
21,376	Inter Parfums Inc	990,778
38,185	Invacare Corp	283,715
18,608	J&J Snack Foods Corp	2,251,568
10,780	John B Sanfilippo & Son Inc	963,732
43,249	Kelly Services Inc Class A	548,830
69,370	Korn Ferry	1,687,078
41,295	Lannett Co Inc(a)(b)	287,000
48,767	Lantheus Holdings Inc(a)	622,267
20,803	LeMaitre Vascular Inc	518,411
36,915	LHC Group Inc(a)	5,175,483
52,920	Luminex Corp	1,456,888
26,233	Magellan Health Inc(a)	1,262,070
14,090	Medifast Inc(b)	880,625
34,126	Medpace Holdings Inc(a)	2,504,166
49,999	Meridian Bioscience Inc(a)	419,992
68,806	Merit Medical Systems Inc(a)	2,150,187
17,168	MGP Ingredients Inc(b)	461,648
141,502	Momenta Pharmaceuticals Inc(a)	3,848,854
41,593	Monro Inc	1,822,189
94,280	Myriad Genetics Inc(a)	1,349,147
14,121	National Beverage Corp(a)(b)	602,261
41,730	Natus Medical Inc(a)	965,215
65,334	Neogen Corp(a)	4,376,725
130,122	NeoGenomics Inc(a)	3,592,668
76,778	OraSure Technologies Inc(a)	826,131
24,667	Orthofix Medical Inc(a)	690,923
82,156	Owens & Minor Inc	751,727
52,384	Pacira BioSciences Inc(a)	1,756,436
32,714	Pennant Group Inc(a)	463,230
86,994	Perdoceo Education Corp(a)	938,665
26,630	Phibro Animal Health Corp Class A	643,647
103,465	Progenics Pharmaceuticals Inc(a)	393,167
14,209	Providence Service Corp(a)	779,790
38,574	Quanex Building Products Corp	388,826
52,133	RadNet Inc(a)	547,918
37,912	REGENXBIO Inc(a)	1,227,591
59,779	Rent-A-Center Inc	845,275
39,407	Resources Connection Inc	432,295
81,402	RR Donnelley & Sons Co	78,024
134,531	Select Medical Holdings Corp(a)	2,017,965
7,813	Seneca Foods Corp Class A(a)	310,801
45,298	SpartanNash Co	648,667
132,538	Spectrum Pharmaceuticals Inc(a)	308,814
27,374	Strategic Education Inc	3,825,790
66,671	Supernus Pharmaceuticals Inc(a)	1,199,411
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,994	Surmodics Inc(a)	$ 532,920
23,348	Tactile Systems Technology Inc(a)	937,656
35,231	Team Inc(a)	229,001
49,789	Tivity Health Inc(a)(b)	313,173
47,281	TrueBlue Inc(a)	603,306
64,681	United Natural Foods Inc(a)	593,772
31,386	Universal Corp	1,387,575
15,736	US Physical Therapy Inc	1,085,784
15,397	USANA Health Sciences Inc(a)	889,331
66,515	Vanda Pharmaceuticals Inc(a)	689,095
46,548	Varex Imaging Corp(a)	1,057,105
144,720	Vector Group Ltd	1,363,262
23,421	Viad Corp	497,228
17,079	WD-40 Co	3,430,317
61,674	Xencor Inc(a)	1,842,819
		127,187,973
Energy — 2.02%
159,726	Archrock Inc	600,570
21,101	Bonanza Creek Energy Inc(a)	237,386
526,530	Callon Petroleum Co(a)(b)	288,486
28,935	CONSOL Energy Inc(a)(b)	106,770
587,620	Denbury Resources Inc(a)	108,475
74,956	Diamond Offshore Drilling Inc(a)(b)	137,169
19,147	DMC Global Inc(b)	440,572
45,520	Dril-Quip Inc(a)	1,388,360
24,732	Era Group Inc(a)	131,822
33,496	Exterran Corp(a)	160,781
31,615	FutureFuel Corp	356,301
14,853	Geospace Technologies Corp(a)	95,059
38,999	Green Plains Inc	189,145
166,448	Gulfport Energy Corp(a)	74,019
165,918	Helix Energy Solutions Group Inc(a)	272,106
136,901	HighPoint Resources Corp(a)	26,011
24,614	KLX Energy Services Holdings Inc(a)	17,230
205,657	Laredo Petroleum Inc(a)	78,109
32,180	Matrix Service Co(a)	304,745
393,443	Nabors Industries Ltd	153,482
98,605	Newpark Resources Inc(a)	88,449
290,038	Noble Corp PLC(a)	75,410
335,820	Oasis Petroleum Inc(a)	117,537
129,382	Oceaneering International Inc(a)	380,383
68,577	Oil States International Inc(a)	139,211
47,407	Par Pacific Holdings Inc(a)	336,590
117,777	PDC Energy Inc(a)	731,395
15,721	Penn Virginia Corp(a)	48,578
95,671	ProPetro Holding Corp(a)	239,177
276,960	QEP Resources Inc	92,643
253,376	Range Resources Corp(b)	577,697
48,560	Renewable Energy Group Inc(a)	996,937

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Energy — (continued)
7,317	REX American Resources Corp(a)	$ 340,314
65,007	Ring Energy Inc(a)(b)	42,820
71,578	RPC Inc(b)	147,451
125,000	SM Energy Co	152,500
681,773	Southwestern Energy Co(a)	1,152,196
108,228	SunCoke Energy Inc	416,678
94,522	Sunrun Inc(a)	954,672
23,478	Talos Energy Inc(a)	134,999
154,812	TETRA Technologies Inc(a)	49,540
89,041	US Silica Holdings Inc	160,274
230,543	Valaris PLC(b)	103,767
61,955	Warrior Met Coal Inc	657,962
109,447	Whiting Petroleum Corp(a)(b)	73,373
		13,377,151
Financial — 24.56%
109,167	Acadia Realty Trust REIT	1,352,579
56,793	Agree Realty Corp REIT	3,515,487
82,723	Alexander & Baldwin Inc REIT	928,152
24,645	Allegiance Bancshares Inc	594,191
55,527	Ambac Financial Group Inc(a)	685,203
60,456	American Assets Trust Inc REIT	1,511,400
114,383	American Equity Investment Life Holding Co	2,150,400
82,076	Ameris Bancorp	1,950,126
24,367	AMERISAFE Inc	1,570,940
181,245	Apollo Commercial Real Estate Finance Inc REIT	1,344,838
67,234	Armada Hoffler Properties Inc REIT	719,404
75,170	ARMOUR Residential REIT Inc	662,248
65,136	Axos Financial Inc(a)	1,180,916
58,519	Banc of California Inc	468,152
47,038	Banner Corp	1,554,136
52,099	Berkshire Hills Bancorp Inc	774,191
60,017	Blucora Inc(a)	723,205
101,322	Boston Private Financial Holdings Inc	724,452
96,279	Brookline Bancorp Inc	1,086,027
155,296	Cadence BanCorp	1,017,189
110,538	Capstead Mortgage Corp REIT	464,260
119,590	CareTrust REIT Inc	1,768,736
204,082	CBL & Associates Properties Inc REIT(b)	40,837
103,245	Cedar Realty Trust Inc REIT	96,338
36,885	Central Pacific Financial Corp	586,472
55,496	Chatham Lodging Trust REIT	329,646
19,723	City Holding Co	1,312,171
89,903	Columbia Banking System Inc	2,409,400
64,436	Community Bank System Inc	3,788,837
25,545	Community Healthcare Trust Inc REIT	977,863
34,203	Customers Bancorp Inc(a)	373,839
165,884	CVB Financial Corp	3,325,974
245,403	DiamondRock Hospitality Co REIT	1,246,647
Shares		Fair Value
Financial — (continued)
39,954	Dime Community Bancshares Inc	$ 547,769
40,598	Eagle Bancorp Inc	1,226,466
92,424	Easterly Government Properties Inc REIT	2,277,327
31,031	eHealth Inc(a)	4,369,785
40,039	Employers Holdings Inc	1,621,980
34,267	Encore Capital Group Inc(a)	801,162
39,894	Enova International Inc(a)	578,064
110,539	Essential Properties Realty Trust Inc REIT	1,443,639
61,639	EZCORP Inc Class A(a)	257,035
164,646	FGL Holdings	1,613,531
263,694	First BanCorp	1,402,852
118,639	First Commonwealth Financial Corp	1,084,360
124,508	First Financial Bancorp	1,856,414
137,677	First Midwest Bancorp Inc	1,822,155
41,819	Flagstar Bancorp Inc	829,271
83,699	Four Corners Property Trust Inc REIT	1,566,008
15,640	Franklin Financial Network Inc	318,900
136,287	Franklin Street Properties Corp REIT	780,925
42,928	Getty Realty Corp REIT	1,019,111
106,850	Glacier Bancorp Inc	3,633,434
112,825	Global Net Lease Inc REIT	1,508,470
64,465	Granite Point Mortgage Trust Inc REIT	326,838
71,197	Great Western Bancorp Inc	1,458,115
18,472	Greenhill & Co Inc	181,764
36,226	Hanmi Financial Corp	393,052
7,989	HCI Group Inc	321,557
44,422	Heritage Financial Corp	888,440
40,062	Hersha Hospitality Trust REIT	143,422
30,069	HomeStreet Inc	668,434
153,058	Hope Bancorp Inc	1,258,137
51,598	Horace Mann Educators Corp	1,887,971
110,818	Independence Realty Trust Inc REIT(b)	990,713
42,841	Independent Bank Corp	2,757,675
78,769	Industrial Logistics Properties Trust REIT	1,381,608
21,493	Innovative Industrial Properties Inc REIT(b)	1,631,964
19,424	International FCStone Inc(a)	704,314
204,451	Invesco Mortgage Capital Inc REIT	697,178
14,103	Investors Real Estate Trust REIT	775,665
91,835	iStar Inc REIT	974,369
36,752	James River Group Holdings Ltd	1,331,892
25,682	Kinsale Capital Group Inc	2,684,539
101,875	Kite Realty Group Trust REIT	964,756
27,695	KKR Real Estate Finance Trust Inc REIT	415,702
308,921	Lexington Realty Trust REIT	3,067,586
50,134	LTC Properties Inc REIT	1,549,141
29,767	Marcus & Millichap Inc(a)	806,686

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
41,945	Meta Financial Group Inc	$ 911,045
37,968	National Bank Holdings Corp Class A	907,435
74,164	National Storage Affiliates Trust REIT	2,195,254
54,817	NBT Bancorp Inc	1,775,523
443,233	New York Mortgage Trust Inc REIT	687,011
27,331	NexPoint Residential Trust Inc REIT	689,015
82,467	NMI Holdings Inc Class A(a)	957,442
55,181	Northfield Bancorp Inc	617,475
126,563	Northwest Bancshares Inc	1,464,334
60,709	Office Properties Income Trust REIT	1,654,320
65,486	OFG Bancorp	732,133
211,907	Old National Bancorp	2,795,053
28,460	Opus Bank	493,212
71,733	Pacific Premier Bancorp Inc	1,351,450
72,165	Pennsylvania REIT(b)	65,786
122,222	PennyMac Mortgage Investment Trust REIT	1,297,998
21,481	Piper Sandler Cos	1,086,294
57,210	PRA Group Inc(a)	1,585,861
16,591	Preferred Bank	561,108
67,270	ProAssurance Corp	1,681,750
72,886	Provident Financial Services Inc	937,314
23,355	RE/MAX Holdings Inc Class A	511,942
44,220	Ready Capital Corp REIT	319,268
146,323	Realogy Holdings Corp(b)	440,432
136,704	Redwood Trust Inc REIT	691,722
139,447	Retail Opportunity Investments Corp REIT	1,156,016
98,857	RPT Realty REIT	596,108
48,788	S&T Bancorp Inc	1,332,888
16,352	Safehold Inc	1,033,937
18,456	Safety Insurance Group Inc	1,558,240
14,677	Saul Centers Inc REIT	480,525
62,452	Seacoast Banking Corp of Florida(a)	1,143,496
57,881	ServisFirst Bancshares Inc	1,697,071
142,032	Simmons First National Corp Class A	2,613,389
38,345	Southside Bancshares Inc	1,165,305
29,322	Stewart Information Services Corp	782,018
134,391	Summit Hotel Properties Inc REIT	567,130
113,415	Tanger Factory Outlet Centers Inc REIT(b)	567,075
101,499	Third Point Reinsurance Ltd(a)	752,108
14,861	Tompkins Financial Corp	1,067,020
28,444	Triumph Bancorp Inc(a)	739,544
113,940	TrustCo Bank Corp NY	616,415
98,946	United Community Banks Inc	1,811,701
26,644	United Fire Group Inc	868,861
25,213	United Insurance Holdings Corp	232,968
243,489	Uniti Group Inc REIT	1,468,239
Shares		Fair Value
Financial — (continued)
15,292	Universal Health Realty Income Trust REIT	$ 1,541,587
39,289	Universal Insurance Holdings Inc	704,059
37,293	Urstadt Biddle Properties Inc REIT Class A	525,831
59,932	Veritex Holdings Inc	837,250
9,057	Virtus Investment Partners Inc	689,328
85,324	Waddell & Reed Financial Inc Class A(b)	970,987
36,210	Walker & Dunlop Inc	1,458,177
216,998	Washington Prime Group Inc REIT(b)	174,705
100,444	Washington REIT	2,397,598
33,819	Westamerica Bancorporation	1,987,881
46,681	Whitestone REIT	289,422
138,661	WisdomTree Investments Inc	323,080
6,548	World Acceptance Corp(a)	357,586
136,540	Xenia Hotels & Resorts Inc REIT	1,406,362
		162,378,516
Industrial — 19.70%
50,645	AAON Inc	2,447,166
40,923	AAR Corp	726,792
47,769	Advanced Energy Industries Inc(a)	2,316,319
37,859	Aegion Corp(a)	678,812
90,228	Aerojet Rocketdyne Holdings Inc(a)	3,774,237
27,158	AeroVironment Inc(a)	1,655,552
11,764	Alamo Group Inc	1,044,408
45,504	Alarm.com Holdings Inc(a)	1,770,561
38,461	Albany International Corp Class A	1,820,359
18,886	American Woodmark Corp(a)	860,635
34,410	Apogee Enterprises Inc	716,416
48,275	Applied Industrial Technologies Inc	2,207,133
22,556	Applied Optoelectronics Inc(a)(b)	171,200
32,796	ArcBest Corp	574,586
60,345	Arcosa Inc	2,398,110
27,613	Astec Industries Inc	965,627
32,355	Atlas Air Worldwide Holdings Inc(a)	830,553
31,726	AZZ Inc	892,135
36,478	Badger Meter Inc	1,955,221
59,413	Barnes Group Inc	2,485,246
12,746	Bel Fuse Inc Class B	124,146
45,646	Benchmark Electronics Inc	912,464
46,808	Boise Cascade Co	1,113,094
62,023	Brady Corp Class A	2,799,098
50,117	Briggs & Stratton Corp(b)	90,712
43,459	Chart Industries Inc(a)	1,259,442
22,832	CIRCOR International Inc(a)	265,536
46,162	Comfort Systems USA Inc	1,687,221
31,761	Comtech Telecommunications Corp	422,104

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
35,103	Dorian LPG Ltd(a)	$ 305,747
18,402	DXP Enterprises Inc(a)	225,608
35,020	Echo Global Logistics Inc(a)	598,142
25,260	Encore Wire Corp	1,060,667
64,966	Enerpac Tool Group Corp	1,075,187
25,214	EnPro Industries Inc	997,970
32,380	ESCO Technologies Inc	2,457,966
64,594	Exponent Inc	4,644,954
46,117	Fabrinet(a)	2,516,143
21,984	FARO Technologies Inc(a)	978,288
75,492	Federal Signal Corp	2,059,422
35,315	Forward Air Corp	1,788,705
47,958	Franklin Electric Co Inc	2,260,261
40,508	Gibraltar Industries Inc(a)	1,738,603
56,702	Granite Construction Inc	860,736
40,494	Greenbrier Cos Inc	718,364
52,303	Griffon Corp	661,633
14,650	Haynes International Inc	301,936
56,715	Heartland Express Inc	1,053,198
93,143	Hillenbrand Inc	1,779,963
41,621	Hub Group Inc Class A(a)	1,892,507
29,187	Ichor Holdings Ltd(a)	559,223
21,389	Insteel Industries Inc	283,404
43,889	Itron Inc(a)	2,450,323
39,467	John Bean Technologies Corp	2,931,214
33,735	Kaman Corp	1,297,785
72,776	KEMET Corp	1,758,268
104,026	Knowles Corp(a)	1,391,868
13,715	Lindsay Corp(b)	1,256,020
26,888	LSB Industries Inc(a)	56,465
20,554	Lydall Inc(a)	132,779
47,829	Marten Transport Ltd	981,451
25,284	Materion Corp	885,193
53,737	Matson Inc	1,645,427
38,018	Matthews International Corp Class A	919,655
4,855	Mesa Laboratories Inc	1,097,667
40,391	Moog Inc Class A	2,040,957
71,724	Mueller Industries Inc	1,717,073
44,521	Myers Industries Inc	478,601
21,746	MYR Group Inc(a)	569,528
6,536	National Presto Industries Inc	462,814
11,248	Olympic Steel Inc	116,417
21,555	OSI Systems Inc(a)	1,485,571
21,934	Park Aerospace Corp	276,368
27,807	Patrick Industries Inc	783,045
75,213	PGT Innovations Inc(a)	631,037
36,490	Plexus Corp(a)	1,990,894
10,006	Powell Industries Inc	256,854
33,349	Proto Labs Inc(a)	2,538,859
44,125	Raven Industries Inc	936,774
32,323	Saia Inc(a)	2,377,033
87,211	Sanmina Corp(a)	2,379,116
20,671	SEACOR Holdings Inc(a)	557,290
50,272	Simpson Manufacturing Co Inc	3,115,859
15,814	SMART Global Holdings Inc(a)	384,280
55,439	SPX Corp(a)	1,809,529
51,991	SPX FLOW Inc(a)	1,477,584
Shares		Fair Value
Industrial — (continued)
15,398	Standex International Corp	$ 754,810
21,206	Sturm Ruger & Co Inc	1,079,597
22,058	Tennant Co	1,278,261
45,404	TimkenSteel Corp(a)	146,655
42,309	TopBuild Corp(a)	3,031,017
29,424	Tredegar Corp	459,897
46,645	Trinseo SA	844,741
59,345	Triumph Group Inc	401,172
118,690	TTM Technologies Inc(a)	1,227,255
76,509	Universal Forest Products Inc	2,845,370
18,992	US Concrete Inc(a)	344,515
30,871	US Ecology Inc	938,478
22,240	Vicor Corp(a)	990,570
34,400	Watts Water Technologies Inc Class A	2,911,960
		130,227,408
Technology — 9.17%
143,657	3D Systems Corp(a)(b)	1,107,595
25,524	Agilysys Inc(a)	426,251
40,470	Axcelis Technologies Inc(a)	741,006
47,721	Bottomline Technologies DE Inc(a)	1,748,975
90,105	Brooks Automation Inc	2,748,202
26,226	CEVA Inc(a)	653,814
52,514	Cohu Inc	650,123
14,266	Computer Programs & Systems Inc	317,419
41,265	CSG Systems International Inc	1,726,940
39,550	CTS Corp	984,400
39,470	Cubic Corp	1,630,506
96,907	Diebold Nixdorf Inc(a)	341,113
37,618	Digi International Inc(a)	358,876
51,651	Diodes Inc(a)	2,098,838
35,169	Donnelley Financial Solutions Inc(a)	185,341
28,027	DSP Group Inc(a)	375,562
25,236	Ebix Inc(b)	383,082
42,527	ExlService Holdings Inc(a)	2,212,680
94,728	FormFactor Inc(a)	1,903,086
136,988	Glu Mobile Inc(a)	861,655
44,784	Insight Enterprises Inc(a)	1,886,750
79,667	Kulicke & Soffa Industries Inc	1,662,650
77,446	LivePerson Inc(a)	1,761,897
33,542	ManTech International Corp Class A	2,437,497
79,003	MaxLinear Inc(a)	921,965
9,912	MicroStrategy Inc Class A(a)	1,170,607
23,528	MTS Systems Corp	529,380
62,891	NextGen Healthcare Inc(a)	656,582
52,266	Omnicell Inc(a)	3,427,604
41,881	OneSpan Inc(a)	760,140
61,595	Onto Innovation Inc(a)	1,827,524
33,000	PDF Solutions Inc(a)	386,760
81,517	Photronics Inc(a)	836,364
195,750	Pitney Bowes Inc	399,330
36,668	Power Integrations Inc	3,238,884
55,986	Progress Software Corp	1,791,552

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Technology — (continued)
41,545	Qualys Inc(a)	$ 3,614,000
140,434	Rambus Inc(a)	1,558,817
43,613	SPS Commerce Inc(a)	2,028,441
46,538	Sykes Enterprises Inc(a)	1,262,111
23,835	Tabula Rasa HealthCare Inc(a)(b)	1,246,332
155,292	TiVo Corp	1,099,467
21,596	TTEC Holdings Inc	793,005
48,288	Ultra Clean Holdings Inc(a)	666,374
63,458	Unisys Corp(a)	783,706
57,126	Veeco Instruments Inc(a)	546,696
35,973	Virtusa Corp(a)	1,021,633
62,268	Xperi Corp	866,148
		60,637,680
Utilities — 2.87%
45,913	American States Water Co	3,752,929
83,141	Avista Corp	3,532,661
60,003	California Water Service Group	3,019,351
50,768	El Paso Electric Co	3,450,193
37,932	Northwest Natural Holding Co	2,342,301
115,148	South Jersey Industries Inc	2,878,700
		18,976,135
TOTAL COMMON STOCK — 98.35% (Cost $806,569,646)		$650,189,875
GOVERNMENT MONEY MARKET MUTUAL FUNDS
484,000	BlackRock FedFund Institutional Class(c), 0.33%(d)	484,000
766,000	Federated Hermes Government Obligations Fund Premier Shares(c), 0.37%(d)	766,000
630,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(c), 0.34%(d)	630,000
694,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.34%(d)	694,000
670,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.43%(d)	670,000
1,026,000	JPMorgan US Government Money Market Fund Capital Shares(c), 0.32%(d)	1,026,000
508,000	Morgan Stanley Government Portfolio Institutional Class(c), 0.25%(d)	508,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.72% (Cost $4,778,000)		$4,778,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.95%
$5,797,305	Undivided interest of 10.89% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $5,797,305 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $53,213,690.(c)	$ 5,797,305
5,797,305	Undivided interest of 10.89% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $5,797,305 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $53,213,464.(c)	5,797,305
5,797,305	Undivided interest of 11.13% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $5,797,305 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $52,074,465.(c)	5,797,305

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,144,747	Undivided interest of 24.67% in a repurchase agreement (principal amount/value $8,697,197 with a maturity value of $8,697,199) with TD Securities (USA) LLC, 0.01%, dated 3/31/20 to be repurchased at $2,144,747 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 1/1/44 - 8/1/48, with a value of $8,693,353.(c)	$ 2,144,747
TOTAL SHORT TERM INVESTMENTS — 2.95% (Cost $19,536,662)		$19,536,662
TOTAL INVESTMENTS — 102.02% (Cost $830,884,308)		$674,504,537
OTHER ASSETS & LIABILITIES, NET — (2.02)%		$(13,368,540)
TOTAL NET ASSETS — 100.00%		$661,135,997
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2020.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2020.
REIT	Real Estate Investment Trust
At March 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Russell 2000 Mini Long Futures	175	USD	10,041,500	June 2020	$602,130
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 134 futures contracts for the reporting period.

March 31, 2020